Trade and Other Receivables - Schedule of Aging Analysis of Gross Trade Receivables (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Trade and other receivables [line items]
Gross trade receivables	$ 1,263.2	$ 1,285.1
1-30
Trade and other receivables [line items]
Gross trade receivables	741.2	655.9
31-60
Trade and other receivables [line items]
Gross trade receivables	274.7	380.6
61-90
Trade and other receivables [line items]
Gross trade receivables	106.1	118.3
91-120
Trade and other receivables [line items]
Gross trade receivables	41.0	36.1
121+
Trade and other receivables [line items]
Gross trade receivables	$ 100.2	$ 94.2